COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments:    We lease certain real and personal property from unrelated third parties under non-cancelable operating leases. Future minimum lease payments under operating leases at October 31, 2011 were $51 million for 2012, $43 million for 2013, $28 million for 2014, $19 million for 2015, $12 million for 2016 and $12 million thereafter. Future minimum sublease income under leases at October 31, 2011 was $7 million for 2012, $6 million for 2013, $5 million for 2014, $3 million for 2015 and $1 million thereafter. Certain leases require us to pay property taxes, insurance and routine maintenance, and include escalation clauses. Total rent expense, including charges relating to the consolidation of excess facilities was $82 million in 2011, $89 million in 2010 and $95 million in 2009.

We are involved in lawsuits, claims, investigations and proceedings, including patent, commercial and environmental matters. There are no matters pending that we currently believe are reasonably possible of having a material impact to our business, consolidated financial condition, results of operations or cash flows.